Leases - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Amortization of right-of-use assets	$ 3,083
Interest on lease liabilities	312
Operating lease costs	3,601
Short-term lease costs	464
Variable lease costs	354
Sublease income	(643)
Total lease costs	7,171
Third Party
Lessee, Lease, Description [Line Items]
Amortization of right-of-use assets	3,083
Interest on lease liabilities	312
Operating lease costs	3,209
Short-term lease costs	108
Variable lease costs	354
Sublease income	(643)
Total lease costs	6,423
Related Party
Lessee, Lease, Description [Line Items]
Amortization of right-of-use assets	0
Interest on lease liabilities	0
Operating lease costs	392
Short-term lease costs	356
Variable lease costs	0
Sublease income	0
Total lease costs	$ 748